Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Jun. 30, 2014	May 31, 2014	Dec. 31, 2013
Equity
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Share capital, shares outstanding (in shares)	80,121,550			30,472,061